LOSS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2024
Earnings Per Share [Abstract]
Schedule of basic and diluted loss per share

	For the year ended December 31
	2022	2023	2024	2024
	RMB	RMB	RMB	US$
Numerator:
Net loss attributable to Kingsoft Cloud Holdings Limited shareholders	(2,658,184)	(2,176,340)	(1,966,680)	(269,433)
Denominator:
Weighted average number of ordinary shares outstanding - basic and diluted	3,623,838,985	3,558,354,940	3,658,088,876	3,658,088,876
Basic and diluted loss per share	(0.73)	(0.61)	(0.54)	(0.07)